BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

8     BUSINESS COMBINATIONS

The movement of goodwill is set out as below:

	As of December 31,
	2019	2020

Balance at the beginning of the year	1,751,970	1,905,840
Addition during the year	153,870	746,015
Measurement period adjustments	—	(55,462)
Balance at end of year	1,905,840	2,596,393

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. The goodwill is not deductible for tax purposes. Goodwill is assigned to the design, build-out and operation of data centers reporting unit.

Guangzhou 3 Acquisition

On May 2, 2018, the Company consummated an acquisition of all equity interests in a target group comprising onshore and offshore entities from third parties for an aggregate cash consideration of RMB262,244 (including contingent considerations of RMB245,244). As of the acquisition date, the Company estimated that, pursuant to the share purchase agreement, all specified conditions would be met and the Company would be obligated to settle full amount of the purchase price of RMB262,244. As of December 31, 2019, the fair value of remaining consideration payable was RMB118,336, of which RMB95,274 and RMB23,062 were recorded in other payables and other long-term liabilities, respectively. Pursuant to a supplemental agreement entered into between the seller and the Company in May 2020, both parties agreed to reduce the total cash consideration (including contingent consideration) from RMB262,244 to RMB207,310, subject to the achievement of the revised conditions as set out in the supplemental agreement. The adjustment of the cash consideration of RMB55,154 was recognized as gain from purchase price adjustment in the consolidated statement of operations for the year ended December 31, 2020. As of December 31, 2020, the fair value of remaining consideration payable was RMB36,412, which was recorded in other payables. The payment schedule of remaining consideration is based on the milestone related to the achievement of all specified conditions.

The target group owns a data center project (“Guangzhou 3”) in Guangzhou, China.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration	(i)	247,937
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(62)
Accounts receivable		(13,995)
Property and equipment	(ii)	(780,312)
Identifiable intangible assets	(iii)	(130,000)
Other assets		(43,039)
Accounts payable		471,532
Finance lease and other financing obligations, non-current		282,051
Short-term borrowings		47,580
Long-term borrowings		30,000
Deferred tax liabilities		26,503
Other liabilities		2,849
Total identifiable net assets		(106,893)
Goodwill	(iv)	141,044
Note (i):The fair value of consideration represents the present value of the purchase price of RMB262,244.
Note (ii):Property and equipment acquired included properties acquired under finance lease of RMB291,000.
Note (iii):	Identifiable intangible assets acquired consisted of customer relationships of RMB130,000 with an estimated useful life of 7 years.
Note (iv):	Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

The amounts of net revenue and net loss of the target group included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2018 amounted to RMB85,298 and RMB11,727, respectively.

Shanghai 11 Acquisition

On June 1, 2018, the Company consummated an acquisition of all equity interests in a target entity from third parties for an aggregate cash consideration of RMB320,000 (including contingent considerations of RMB70,000). As of the acquisition date, the Company estimated that, pursuant to the share purchase agreement, all specified conditions would be met and the Company would be obligated to settle full amount of the purchase price of RMB320,000. As of December 31, 2020, the Company had fully paid the consideration.

The target entity owns a data center project ("Shanghai 11") in Shanghai, China.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration	(i)	319,119
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(404)
Property and equipment		(233,405)
Identifiable intangible assets	(ii)	(57,000)
Other assets		(94,647)
Accounts payable		91,136
Deferred tax liabilities		9,995
Other liabilities		5,377
Total identifiable net assets		(278,948)
Goodwill	(iii)	40,171
Note (i):	The fair value of the consideration represents the present value of the purchase price of RMB320,000.
Note (ii):	Identifiable intangible assets acquired consisted of customer relationships of RMB23,000 with an estimated useful life of 10 years and favourable lease of RMB34,000 with an estimated useful life of 13.6 years. The favourable lease was reclassified to operating lease ROU assets upon adoption of ASC 842, Leases, on January 1, 2019.
Note (iii):	Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target entity with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

The amounts of net revenue and net loss of the target entity included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2018 amounted to RMB35,489 and RMB2,924, respectively.

Guangzhou 6 Acquisition

On October 18, 2019, the Company consummated an acquisition of all equity interests in a target entity from a third party for an aggregate cash consideration of RMB431,727 (including contingent considerations of RMB243,736). As of the acquisition date, the Company estimated that, pursuant to the share purchase agreement, all specified conditions would be met and the Company would be obligated to settle full amount of the purchase price of RMB431,727. As of December 31, 2020, the fair value of remaining consideration payable was RMB225,920, which was recorded in other payables. The payment schedule of remaining consideration is based on the milestone related to the achievement of all specified conditions.

The target entity owns a data center project ("Guangzhou 6") in Guangzhou, China.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration	(i)	423,075
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(12,091)
Property and equipment	(ii)	(493,026)
Operating lease ROU assets		(9,168)
Identifiable intangible assets	(iii)	(15,000)
Other assets		(44,549)
Accounts payable		118,486
Finance lease and other financing obligations, current		16,828
Operating lease liabilities, current		886
Finance lease and other financing obligations, non-current		157,366
Operating lease liabilities, non-current		8,282
Deferred tax liabilities		1,040
Other liabilities		1,741
Total identifiable net assets		(269,205)
Goodwill	(iv)	153,870
Note (i):	The fair value of consideration represents the present value of the purchase price of RMB431,727.
Note (ii):	Property and equipment acquired included properties acquired under finance lease of RMB174,194.
Note (iii):	Identifiable intangible assets acquired consisted of customer relationships of RMB15,000 with an estimated useful life of 7.8 years.
Note (iv):

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target entity with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

The amounts of net revenue and net loss of the target entity included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2019 amounted to nil and RMB8,816, respectively.

Beijing 10, Beijing 11 and Beijing 12 Acquisition

On June 5, 2020, the Company consummated an acquisition of all equity interests in a target group from third parties. The target group owns three data center projects (“Beijing 10, Beijing 11 and Beijing 12”) in Beijing, China. Pursuant to the share purchase agreement, the considerations included purchase price adjustments resulting from the differences between the fair value of certain assets and liabilities on the date of acquisition compared to the estimated fair value used to determine the closing considerations. The Company initially estimated the considerations to be RMB847,586 (including contingent considerations of RMB130,720). Subsequent to the Company’s reporting of the provisional amounts recognized for this acquisition in its consolidated financial statements as of and for the six months ended June 30, 2020, additional information was obtained related to facts and circumstances that existed as of the acquisition date. Based on the additional information, the Company has revised its estimate for the aggregate cash consideration to RMB788,554 (including contingent considerations of RMB133,032) and the fair value measurements of certain assets acquired and liabilities assumed.

The identifiable assets acquired and liabilities assumed were recorded at their provisional amounts on the acquisition date and consisted of the following major items.

		Estimated
		fair value, as		Estimated
		previously	Adjustments	fair value, as
	Note	reported	(Note (v))	adjusted
Fair value of consideration		847,586	(59,032)	788,554
Effective settlement of pre-existing relationships upon consolidation	(i)	34,477		34,477
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(2,349)		(2,349)
Accounts receivable		(81,027)	(2,107)	(83,134)
Property and equipment	(ii)	(1,971,432)	(36,176)	(2,007,608)
Operating lease ROU assets		(94,821)		(94,821)
Identifiable intangible assets	(iii)	(191,000)		(191,000)
Other assets		(149,956)	7,327	(142,629)
Accounts payable		727,043	29,864	756,907
Finance lease and other financing obligations, current		171,979	2,980	174,959
Operating lease liabilities, current		6,092	890	6,982
Finance lease and other financing obligations, non-current		1,062,114		1,062,114
Operating lease liabilities, non-current		92,360		92,360
Deferred tax liabilities		13,833		13,833
Other liabilities		38,586	792	39,378
Total identifiable net assets		(378,578)	3,570	(375,008)
Goodwill	(iv)	503,485	(55,462)	448,023
Note (i):	Prior to the acquisition, the Company had receivables from the target group of RMB34,477, which was effectively settled upon completion of the acquisition.
Note (ii):	Property and equipment acquired included properties acquired under finance lease of RMB632,427.
Note (iii):	Identifiable intangible assets acquired consisted of customer relationships of RMB191,000 with an estimated useful life of 7.6 years.
Note (iv):	Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.
Note (v):	The adjustments noted in the table above were a result of information obtained subsequent to the Company’s initial reporting of provisional amounts in accordance with ASC 805, Business Combinations.

The Company estimated that, pursuant to the share purchase agreement, all specified conditions related to the contingent considerations would be met and the Company would be required to settle full amount of the revised purchase price of RMB788,554. As of December 31, 2020, the fair value of remaining consideration payable was RMB55,094, which was recorded in other payables. The payment schedule of remaining consideration is based on the milestone related to the achievement of all specified conditions.

The amounts of net revenue and net profit of the target group included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2020 amounted to RMB281,926 and RMB14,083, respectively.

Shanghai 19 Acquisition

On November 17, 2020, the Company consummated an acquisition of all equity interests in a target group from third parties for an aggregate cash consideration of RMB62,480, which was fully paid during 2020.

The target group owns a data center project (“Shanghai 19 Phase I and II”) in Shanghai, China.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration		62,480
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(2,001)
Property and equipment		(372,093)
Operating lease ROU assets		(215,230)
Identifiable intangible assets	(i)	(56,100)
Other assets		(18,354)
Accounts payable		360,381
Operating lease liabilities, current		2,676
Operating lease liabilities, non-current		186,532
Deferred tax liabilities		16,322
Other liabilities		69,122
Total identifiable net assets		(28,745)
Goodwill	(ii)	33,735
Note (i):	Identifiable intangible assets acquired consisted of customer relationships of RMB56,100 with an estimated useful life of 12.1 years.
Note (ii):	Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

The amounts of net revenue and net loss of the target group included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2020 were immaterial.

Beijing 9 Acquisition

On December 18, 2020, the Company consummated an acquisition of all equity interests in a target entity from a third party for an aggregate cash consideration of RMB816,969 (including contingent considerations of RMB463,496). As of December 31, 2020, the fair value of remaining consideration payable was RMB448,304, which was recorded in other payables. The payment schedule of remaining consideration is based on the milestone related to the achievement of all specified conditions.

The target entity owns a data center project (“Beijing 9”) in Beijing, China.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their provisional amounts on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration	(i)	793,043
Effective settlement of pre-existing relationships upon consolidation	(ii)	(65,706)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(451)
Accounts receivable		(55,072)
Property and equipment	(iii)	(403,556)
Operating lease ROU assets		(82,729)
Identifiable intangible assets	(iv)	(202,500)
Other assets		(70,149)
Accounts payable		16,472
Finance lease and other financing obligations, current		8,028
Operating lease liabilities, current		6,568
Finance lease and other financing obligations, non-current		117,002
Operating lease liabilities, non-current		95,729
Deferred tax liabilities		44,965
Other liabilities		7,151
Total identifiable net assets		(518,542)
Goodwill	(v)	208,795

Note (i): The fair value of consideration represents the present value of the estimated purchase price of RMB811,507 after deduction of a contingent consideration of RMB5,462 not expected to be paid.

Note (ii):Prior to the acquisition, the Company had payables to the target entity of RMB65,706, which was effectively settled upon completion of the acquisition.

Note (iii):Property and equipment acquired included properties acquired under finance lease of RMB101,113.

Note (iv):Identifiable intangible assets acquired consisted of customer relationships of RMB202,500 with an estimated useful life of 6.5 years.

Note (v):Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target entity with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

The amounts of net revenue and net profit of the target entity included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2020 were immaterial.

Supplemental pro forma financial information as if the acquisitions had occurred as of the earliest date presented has not been provided as the acquisitions are not material to the Company’s results of operations in 2020.

Asset acquisitions in 2018, 2019 and 2020

In 2018, 2019 and 2020, the Company consummated several acquisitions of certain target entities. These target entities did not meet the definition of a business as of the acquisition date in accordance with ASC 805 Business Combinations, and the acquisitions were accounted for as assets acquisitions. The primary assets acquired were properties self-owned or under finance leases, equipment and leasehold improvements.